Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241225
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap ETF
Trading Symbol	TMSL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-Mid Cap ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in consumer discretionary, information technology, and materials contributed the most to the portfolio’s performance during the reporting period, relative to the Russell 2500 Index. Within the consumer discretionary sector, global fashion and home brand Ralph Lauren, also a top contributor on an absolute basis, posted notably strong returns.

  On the negative side, stock selection in consumer staples and real estate, as well as an underweight to utilities, detracted the most from relative performance. Within consumer staples, destocking challenges weighed on functional energy drink developer Celsius Holdings, the top overall detractor from the portfolio.

  The fund seeks to provide long-term capital growth with a focus on investing in a diversified portfolio of small- and mid-cap stocks with the following characteristics: attractive relative valuation, improving earnings and cash flow, high return on capital, attractive operating margins, a sound balance sheet, and strong financial management.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,236	10,179	10,160
9/30/23	9,888	9,848	9,674
12/31/23	11,223	11,036	10,966
3/31/24	12,563	12,142	11,725
6/30/24	12,138	12,533	11,224
9/30/24	13,005	13,313	12,206
12/31/24	12,993	13,664	12,282

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Small-Mid Cap ETF (Based on Net Asset Value)	15.77%	18.41%
Russell 3000 Index (Regulatory Benchmark)	23.81%	22.32%
Russell 2500 Index (Strategy Benchmark)	12.00%	14.19%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 380,258,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 877
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$380,258 Number of Portfolio Holdings265 Investment Advisory Fees Paid (000s)$877 Portfolio Turnover Rate38.2%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	20.4%
Financials	18.4
Consumer Discretionary	13.8
Information Technology	13.8
Health Care	11.9
Real Estate	6.0
Materials	5.0
Energy	4.9
Consumer Staples	2.1
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

TechnipFMC	1.4%
Corpay	1.3
MKS Instruments	1.2
Western Alliance Bancorp	1.1
Popular	1.1
Stanley Black & Decker	1.1
GoDaddy	1.0
Webster Financial	1.0
Esab	0.9
Descartes Systems Group	0.9

Material Fund Change [Text Block]